UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS - 15G

ASSET BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under Exchange Act (17 CFR 240.15 Ga-1) for the reporting period:

January 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported): February 14, 2018
Commission File Number of securitizer: Not Applicable
Central Index Key Number of securitizer: 0001711838

FLAGSTAR MORTGAGE SECURITIES, LLC
(Exact name of securitizer as specified in its charter)
James K. Ciroli, Executive Vice President and Chief Financial Officer of Flagstar Bank, FSB
(248) 312-2000
(Name and telephone number, including area code of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c) (1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c) (2) (i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c) (2) (ii)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

1.
Pursuant to Rule 15Ga-1(c)(2)(ii), Flagstar Mortgage Securities, LLC, as securitizer, is filing this Form ABS-15g in regards to all asset-backed securities outstanding during the reporting period in the mortgage-backed securities asset class that were securitized by it.

2.	The securitizer has indicated by check mark that there is no activity to report for the annual period January 1, 2017 to December 31, 2017.

Explanatory Note:
This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to Provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities may no longer in exist, some Demand Entities may not have agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party. In addition, the information in this Form ABS-15G does not include any previously-reported repurchase request or demand for which there has been no change in reporting status during this reporting period from the status previously reported.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FLAGSTAR MORTGAGE SECURITIES, LLC

Dated: February 14, 2018	By:	/s/ James K. Ciroli
James K. Ciroli
Executive Vice President and Chief Financial Officer of Flagstar Bank, FSB, the sole member of Flagstar Mortgage Securities, LLC